Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Income Tax Expense (Benefit)

The income tax benefit attributable to loss before income taxes for the years ended December 31, 2017 and 2016 is as follows:

	2017	2016
Current:
Federal	$-	$-
State	(1,789,000)	-
Foreign	-	-
Total current tax benefit	(1,789,000)	-

Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total deferred tax benefit	-	-
Income tax benefit	$(1,789,000)	$-

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the income tax benefit computed at the statutory tax rate to the Company’s effective tax rate is as follows:

	2017	2016
U.S. federal statutory rate	35.00%	35.00%
State taxes	(21.84)%	(5.21)%
Sale of NJ NOLS and credits	(68.91)%	-%
Change in federal statutory rate	(441.07)%	-%
Stock based compensation	(5.48)%	-%
Other permanent difference due to sale of NJ NOLs and credits	(24.12)%	-%
State research and development credits	2.24%	1.87%
Other	(12.46)%	0.97%
Valuation allowance	467.73%	(32.63)%
Effective tax rate	(68.91)%	-%

Schedule of Deferred Tax Assets

Significant components of the Company’s deferred tax assets as of December 31, 2017 and 2016 are as follows:

	2017	2016
Deferred tax assets:
Net operating loss carry forwards	$17,907,000	$29,861,000
Research and development credits	1,322,000	1,220,000
Nonqualified stock option compensation expense	453,000	537,000
Other temporary book - tax differences	125,000	255,000
Total deferred tax assets	19,807,000	31,873,000
Valuation allowance for deferred tax assets	(19,807,000)	(31,873,000)
Net deferred tax assets	$-	$-